Property, plant and equipment and intangible assets (Details) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment
Cost	$ 111,174,000,000		$ 102,805,000,000	$ 111,174,000,000	$ 102,805,000,000
Accumulated Depreciation	(21,144,000,000)		(18,435,000,000)	(21,144,000,000)	(18,435,000,000)
Net	88,895,000,000		83,096,000,000	88,895,000,000	83,096,000,000
Intangible assets, Cost	1,201,000,000		1,316,000,000	1,201,000,000	1,316,000,000
Intangible assets, accumulated Depreciation	(67,000,000)		(42,000,000)	(67,000,000)	(42,000,000)
Intangible assets, net	1,135,000,000		1,274,000,000	1,135,000,000	1,274,000,000
Loss on disposal of property, plant and equipment	15,000,000	17,000,000	248,000,000	223,000,000	623,000,000	293,000,000
Assets given in guarantee of judicial processes	97,000,000		149,000,000	97,000,000	149,000,000
Defined useful lives, minimum (in years)				6
Defined useful lives, maximum (in years)				30
Rights granted by the government-Ferrovia Norte Sul
Property, plant and equipment
Intangible assets, net	896,000,000			896,000,000
Off take-agreements
Property, plant and equipment
Intangible assets, net	239,000,000			239,000,000
Land
Property, plant and equipment
Cost	695,000,000		356,000,000	695,000,000	356,000,000
Net	695,000,000		356,000,000	695,000,000	356,000,000
Buildings
Property, plant and equipment
Cost	7,912,000,000		6,087,000,000	7,912,000,000	6,087,000,000
Accumulated Depreciation	(1,890,000,000)		(1,110,000,000)	(1,890,000,000)	(1,110,000,000)
Net	6,022,000,000		4,977,000,000	6,022,000,000	4,977,000,000
Installations
Property, plant and equipment
Cost	14,886,000,000		14,904,000,000	14,886,000,000	14,904,000,000
Accumulated Depreciation	(3,708,000,000)		(4,231,000,000)	(3,708,000,000)	(4,231,000,000)
Net	11,178,000,000		10,673,000,000	11,178,000,000	10,673,000,000
Equipment
Property, plant and equipment
Cost	12,549,000,000		10,948,000,000	12,549,000,000	10,948,000,000
Accumulated Depreciation	(4,243,000,000)		(3,637,000,000)	(4,243,000,000)	(3,637,000,000)
Net	8,306,000,000		7,311,000,000	8,306,000,000	7,311,000,000
Railroads
Property, plant and equipment
Cost	6,575,000,000		7,337,000,000	6,575,000,000	7,337,000,000
Accumulated Depreciation	(1,930,000,000)		(2,357,000,000)	(1,930,000,000)	(2,357,000,000)
Net	4,645,000,000		4,980,000,000	4,645,000,000	4,980,000,000
Mine development costs
Property, plant and equipment
Cost	26,955,000,000		28,010,000,000	26,955,000,000	28,010,000,000
Accumulated Depreciation	(5,180,000,000)		(4,071,000,000)	(5,180,000,000)	(4,071,000,000)
Net	21,775,000,000		23,939,000,000	21,775,000,000	23,939,000,000
Others
Property, plant and equipment
Cost	14,556,000,000		12,088,000,000	14,556,000,000	12,088,000,000
Accumulated Depreciation	(4,126,000,000)		(2,987,000,000)	(4,126,000,000)	(2,987,000,000)
Net	10,430,000,000		9,101,000,000	10,430,000,000	9,101,000,000
Property, plant and equipment excluding intangible assets and construction in progress
Property, plant and equipment
Cost	84,128,000,000		79,730,000,000	84,128,000,000	79,730,000,000
Accumulated Depreciation	(21,077,000,000)		(18,393,000,000)	(21,077,000,000)	(18,393,000,000)
Net	63,051,000,000		61,337,000,000	63,051,000,000	61,337,000,000
Construction in progress
Property, plant and equipment
Cost	25,845,000,000		21,759,000,000	25,845,000,000	21,759,000,000
Net	25,845,000,000		21,759,000,000	25,845,000,000	21,759,000,000
Jointly-owned hydroelectric plants
Property, plant and equipment
Cost	2,261,000,000		1,432,000,000	2,261,000,000	1,432,000,000
Depreciation in the year				428,000,000	422,000,000
Hydroelectric plant under construction
Property, plant and equipment
Cost	$ 59,000,000		$ 804,000,000	$ 59,000,000	$ 804,000,000